SECURED BORROWINGS, Secured Borrowings (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2019	Dec. 31, 2018
Secured Borrowings [Abstract]
Total secured borrowings, net		$ 1,915,435	$ 2,379,869
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	1,941,303	2,416,807
Unamortized debt discount and loan costs	[1]	(25,868)	(36,938)
Total secured borrowings, net	[1]	1,915,435	2,379,869
Accrued interest		11,400	10,900
Secured Borrowings [Member] | Securitization Notes [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 0	$ 85,584
Weighted average interest rate	[2]	0.00%	3.08%
Secured Borrowings [Member] | Nord LB Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 98,282	$ 108,882
Weighted average interest rate	[2]	3.88%	4.29%
Maturity date		Jan. 14, 2020
Secured Borrowings [Member] | Term Loan [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 390,965	$ 407,768
Weighted average interest rate	[2]	4.51%	5.17%
Maturity date		Feb. 09, 2023
Secured Borrowings [Member] | Magellan Acquisition Limited Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 285,320	$ 305,226
Weighted average interest rate	[2]	4.14%	4.18%
Maturity date		Dec. 08, 2025
Secured Borrowings [Member] | Fly Acquisition III Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 100,157	$ 190,457
Weighted average interest rate	[2]	4.45%	4.10%
Maturity date	[3]
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 307,885	$ 467,179
Weighted average interest rate	[2]	4.78%	4.59%
Maturity date		Jun. 15, 2023
Secured Borrowings [Member] | Fly Aladdin Engine Funding Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 42,719	$ 43,829
Weighted average interest rate	[2]	4.95%	4.95%
Maturity date, range start date		Dec. 31, 2021
Maturity date, range end date		Apr. 30, 2022
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 715,975	$ 807,882
Weighted average interest rate	[2]	4.28%	4.44%
Maturity date, range start date		Dec. 31, 2020
Maturity date, range end date		Jun. 30, 2028

[1]	As of September 30, 2019 and December 31, 2018, accrued interest on secured borrowings totaled $11.4 million and $10.9 million, respectively.
[2]	Represents the contractual interest rates and effect of derivative instruments and excludes the amortization of debt discounts and debt issuance costs.
[3]	The Fly Acquisition III Facility was repaid in October 2019.